Document and Entity Information	Oct. 19, 2020
Cover [Abstract]
Entity Registrant Name	Front Yard Residential Corp
Entity Incorporation State Country Code	MD
Entity Address, Country	VI
Entity Address, State or Province	RI
Document Period End Date	Oct. 19, 2020
Amendment Flag	false
Entity Central Index Key	0001555039
Document Type	8-K
Entity File Number	001-35657
Entity Tax Identification Number	46-0633510
Entity Address, Address Line One	c/o Altisource Asset Management Corporation
Entity Address, Address Line Two	5100 Tamarind Reef
Entity Address, City or Town	Christiansted
Entity Address, Postal Zip Code	00820
City Area Code	(340)
Local Phone Number	692-0525
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	RESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false